ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

5.ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following at March 31, 2021 and December 31, 2020:

	March 31,	December 31,
	2021	2020
Accrued consulting and outside services	$173,900	$143,200
Accrued compensation	95,000	191,000
Total	$268,900	$334,200

5.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following at December 31:

	2020	2019
Accrued consulting and outside services	$143,200	$221,300
Accrued compensation	191,000	—
Total	$334,200	$221,300